                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


1.    Name and address of issuer:

             Trust for Federal Securities
             400 Bellevue Parkway
             Wilmington, DE 19809

2.    Name of each series or class of funds for which this notice is filed:

             FedFund ("FedFund Portfolio Shares")
             T-Fund ("T-Fund Portfolio Shares")
             FedCash ("FedCash Portfolio Shares")
             T-Cash ("T-Cash Portfolio Shares")
             Federal Trust Fund ("Federal Trust Portfolio Shares") Treasury Trust Fund ("Treasury Trust Portfolio Shares") Short Government Fund ("Short Government Portfolio Shares")

3.    Investment Company Act File Number: 811-2573

      Securities Act File Number: 2-53808

4.    Last day of fiscal year for which this notice is filed: October 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                           / /

6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable: N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

             Name of Portfolios                                                         Amount of Securities
             ------------------                                                         --------------------
             FedFund Portfolio Shares                                                           1,386,808,372
             T-Fund Portfolio Shares                                                              351,342,825
             FedCash Portfolio Shares                                                             121,818,145
             T-Cash Portfolio Shares                                                              284,021,419
             Federal Trust Portfolio Shares                                                       101,975,597
             Treasury Trust Portfolio Shares                                                      585,170,846
             Short Government Portfolio Shares                                                        823,781
                                                                                            -----------------
             TOTAL                                                                              2,831,960,985

9. Number and aggregate sale price of securities sold during the fiscal year:

                                                               Number of
                                                                Portfolio                         Aggregate
                       Name of Portfolios                        Shares                          Sales Price
             ----------------------------------------            ------                          -----------
             FedFund Portfolio Shares                          16,892,053,417                $16,892,053,417
             T-Fund Portfolio Shares                           11,150,517,492                 11,150,517,492
             FedCash Portfolio Shares                           3,928,025,201                  3,928,025,201
             T-Cash Portfolio Shares                            2,375,887,078                  2,375,887,078
             Federal Trust Portfolio Shares                     2,175,257,820                  2,175,257,820
             Treasury Trust Portfolio Shares                    6,693,714,678                  6,693,714,678
             Short Government Portfolio Shares                      3,020,622                     28,184,334
                                                          -------------------              -----------------

             TOTAL                                             43,218,476,308                $43,243,640,020

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                                                               Number of
                                                                Portfolio                         Aggregate
                       Name of Portfolios                        Shares                          Sales Price
             ----------------------------------------            ------                          -----------
             FedFund Portfolio Shares                          15,523,489,458                $15,523,489,458
             T-Fund Portfolio Shares                           10,821,054,074                 10,821,054,074
             FedCash Portfolio Shares                           3,810,330,076                  3,810,330,076
             T-Cash Portfolio Shares                            2,093,230,066                  2,093,230,066
             Federal Trust Portfolio Shares                     2,077,150,172                  2,077,150,172
             Treasury Trust Portfolio Shares                    6,129,329,810                  6,129,329,810
             Short Government Portfolio Shares                      2,181,768                     20,355,900
                                                          -------------------              -----------------

             TOTAL                                             40,456,765,424                $40,474,939,556

11. Number and aggregate sale price of securities issued during the fiscal year in connections with dividend reinvestment plans, if applicable:

                                                               Number of
                                                                Portfolio                         Aggregate
                       Name of Portfolios                        Shares                          Sales Price
             ----------------------------------------            ------                          -----------
             FedFund Portfolio Shares                             18,244,413                     $18,244,413
             T-Fund Portfolio Shares                              21,879,407                      21,879,407
             FedCash Portfolio Shares                              4,123,020                       4,123,020
             T-Cash Portfolio Shares                               1,364,407                       1,364,407
             Federal Trust Portfolio Shares                        3,867,949                       3,867,949
             Treasury Trust Portfolio Shares                      20,785,978                      20,785,978
             Short Government Portfolio Shares                         3,956                          36,924
                                                          ------------------                   -------------

             TOTAL                                                70,269,130                     $70,302,098

12.   Calculation of registration fee:

      (i)    Aggregate sale price of securities sold during the fiscal
             year in reliance on Rule 24f-2:                                                $ 43,243,640,020

      (ii)   Aggregate price of shares issued in connection with

             dividend reinvestment plans (from Item 11, if applicable):              +          $ 70,302,098

      (iii)  Aggregate price of shares redeemed or repurchased during
             the fiscal year (if applicable):                                        -      $ 43,383,100,016

      (iv)   Aggregate price of shares redeemed or repurchased and
             previously applied as a reduction to filing fees
             pursuant to Rule 24e-2 (if applicable):                                 +       ($2,839,002,562)

      (v)    Net aggregate price of securities sold and issued during
             the fiscal year in reliance on Rule 24f-2 [line (I), plus
             line (ii), less line (iii), plus line (iv)](if applicable):                     ($2,908,160,460)

      (vi)   Multiplier prescribed by Sections 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
             Instruction C.6):                                                       x               $1/2900

      (vii)  Fee due [line (I) or line (v) multiplied by line (vi)]:                             0
                                                                                        ====================

Instruction:      Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                       /  /

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)*                     /s/ EDWARD J. ROACH
                                                    --------------------------
                                                    EDWARD J. ROACH
                                                    --------------------------
                                                    Vice President & Treasury
                                                    --------------------------


      Date 12/27/95
           ---------

  *Please print the name and title of the signing officer below the signature.

                             DRINKER BIDDLE & REATH
                              1345 Chestnut Street
                             Philadelphia, PA 19107


                               December 27, 1995


Trust for Federal Securities
Bellevue Park Corporate Center
400 Bellevue Parkway
Wilmington, Delaware  19809

         RE: RULE 24f-2 NOTICE FOR TRUST FOR FEDERAL SECURITIES -- FEDFUND, T-FUND, FEDCASH, T-CASH, FEDERAL TRUST FUND, TREASURY TRUST FUND, AND SHORT GOVERNMENT FUND (REGISTRATION NO. 2-53808)


Gentlemen:

         We have acted as counsel for Trust for Federal Securities, a Pennsylvania business trust (the "Company"), and have been informed by the Company of the registration pursuant to Rule 24f-2 of 15,523,489,458 shares of beneficial interest ("shares") in the Company's FedFund portfolio ("FedFund Portfolio Shares"), 10,821,054,074 shares in the Company's T-Fund portfolio ("T-Fund Portfolio Shares") 3,810,330,076 shares in the Company's FedCash portfolio ("FedCash Portfolio Shares"), 2,093,230,066 shares in the Company's T-Cash portfolio ("T-Cash Portfolio Shares") 2,077,150,172 shares in the Company's Federal Trust Fund portfolio ("Federal Trust Portfolio Shares"), 6,129,329,810 shares in the Company's Treasury Trust Fund portfolio ("Treasury Trust Portfolio Shares") and 20,355,900 shares in the Company's Short Government Fund portfolio ("Short Government Portfolio Shares") (collectively hereinafter referred to as "Portfolio Shares") under the Securities Act of 1933. During the Company's fiscal year ended October 31, 1995, all of the foregoing Portfolio Shares were registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Company is authorized to issue an unlimited number of Portfolio Shares, without par value.

         We have reviewed the Company's Declaration of Trust, as amended, its By-Laws, resolutions adopted by its Board of Trustees and shareholders, the Company's Rule 24f-2 Notice dated

TRUST FOR FEDERAL SECURITIES
DECEMBER 27, 1995
PAGE 2


December 27, 1995, and such other legal and factual matters as we have deemed appropriate.

         On the basis of the foregoing, we are of the opinion that the aforementioned Portfolio Shares registered pursuant to Rule 24f-2 were, when issued for payment as described in the Company's Prospectuses, validly issued, fully paid, and non-assessable by the Company.

         Under Pennsylvania law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Company. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Company and requires that notice of such disclaimer be given in any written agreement, undertaking or obligation made or issued on behalf of the Company. The Declaration of Trust provides for indemnification out of the assets of the Company for all loss and expense of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Company itself would be unable to meet its obligations.

         We hereby consent to the filing of this opinion with the Securities and Exchange Commission as part of the Company's Rule 24f-2 Notice.



                                        Very truly yours,

                                    /s/ DRINKER BIDDLE & REATH
                                    --------------------------
                                        DRINKER BIDDLE & REATH